Offerings	Aug. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the Registrant's 2024 Equity Incentive Plan
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	5.205
Maximum Aggregate Offering Price	$ 6,246,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 862.58
Offering Note

(1) Represents (i) 1,200,000 additional shares of its common stock, par value $0.001 per share (the “Common Stock”), of the Registrant, issuable to eligible persons under the SCYNEXIS, Inc. 2024 Equity Incentive Plan (as amended and restated, the “2024 Equity Incentive Plan”), and (ii) 400,000 additional shares of Common Stock issuable to eligible persons under the SCYNEXIS, Inc. 2015 Inducement Award Plan (as amended and restated, the “2015 Inducement Award Plan”). This Registration Statement shall also cover any additional shares of Registrant’s Common Stock that become issuable under the 2024 Equity Incentive Plan and 2015 Inducement Award Plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.

(2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price is based upon $5.205, which is the average of the high and low selling prices of the Registrant’s Common Stock as reported on The Nasdaq Global Market on August 5, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the Registrant's 2015 Inducement Award Plan
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	5.205
Maximum Aggregate Offering Price	$ 2,082,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 287.52
Offering Note

(1) Represents (i) 1,200,000 additional shares of its common stock, par value $0.001 per share (the “Common Stock”), of the Registrant, issuable to eligible persons under the SCYNEXIS, Inc. 2024 Equity Incentive Plan (as amended and restated, the “2024 Equity Incentive Plan”), and (ii) 400,000 additional shares of Common Stock issuable to eligible persons under the SCYNEXIS, Inc. 2015 Inducement Award Plan (as amended and restated, the “2015 Inducement Award Plan”). This Registration Statement shall also cover any additional shares of Registrant’s Common Stock that become issuable under the 2024 Equity Incentive Plan and 2015 Inducement Award Plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.

(2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price is based upon $5.205, which is the average of the high and low selling prices of the Registrant’s Common Stock as reported on The Nasdaq Global Market on August 5, 2026.